Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Composition of Loan Portfolio
The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2024	2023
Residential real estate loans	35.18%	32.88%
Commercial real estate loans	35.13%	33.22%
Commercial and industrial loans	14.92%	16.18%
Consumer loans	14.77%	17.72%
	100.00%	100.00%